Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Disposal of Subsidiaries
30.	DISPOSAL OF SUBSIDIARIES
The board of directors of the Company resolved in December 2021 to dispose its
100%
shareholdings in GAPT Holding Limited (including its subsidiaries) and ASEKS (collectively, “GAPT Holding and ASEKS”). The disposal was completed in December 2021 and the control over GAPT Holding and ASEKS was transferred to the acquirer.
In May 2023, the board of directors of ASE and ASET resolved to dispose their shareholdings of the Group’s subsidiary, LUCHU, consisting of
145,178 thousand ordinary shares and 40,981
thousand ordinary shares, respectively, to HC. The disposal was completed in December 2023 and the control over LUCHU was transferred to HC.

a.	Analysis of assets and liabilities on the date control was lost

	2021	2023
	GAPT Holding and ASEKS	LUCHU
	NT$	NT$	US$ (Note 4)

Current Assets
Cash and cash equivalent	$2,625,715	$261,238	$8,532
Trade and other receivables	4,505,531	—	—
Inventories	2,284,880	—	—
Inventories related to real estate business	—	1,787,526	58,378
Other current assets	1,215,992	1,761	57
Non-Current Assets
Financial assets at fair value through other comprehensive income – non-current	—	70,809	2,312
Property, plant and equipment	16,693,129	—	—
Right-of-use assets	181,855	—	—
Investment property	787,250	—	—
Goodwill	310,711	—	—
Deferred tax assets	659,972	—	—
Other non-current assets	308,500	—	—
Current Liabilities
Short-term borrowings	(2,443,005)	—	—
Trade and other payables	(5,949,592)	(222)	(7)
Current portion of long-term borrowings	—	—	—
Other current liabilities	(647,027)	—	—
Non-Current Liabilities		—	—
Deferred tax liabilities	(200,899)	—	—
Lease liabilities – non-current	(8,150)	—	—
Other non-current liabilities	(156,863)	—	—

Net assets disposed of	$20,167,999	$2,121,112	$69,272

(Continued)

b.	Gain on disposal of subsidiaries

	2021	2023
	GAPT Holding and ASEKS	LUCHU
	NT$	NT$	US$ (Note 4)

Total consideration (paid in cash)	$36,939,133	$2,354,938	$76,909
Net assets disposed of	(20,167,999)	(2,121,112)	(69,272)
Non-controlling interest	—	295,895	9,663
Reclassification of accumulated exchange difference from equity to profit or loss due to the loss of control	569,284	—	—

Gain on disposals	$17,340,418	$529,721	$17,300

c.	Net cash inflow on disposals of subsidiaries

	2021	2023
	GAPT Holding and ASEKS	LUCHU
	NT$	NT$	US$ (Note 4)

Consideration received in cash and cash equivalents	$36,939,133	$2,354,938	$76,909
Less: Cash and cash equivalent balances disposed of	(2,625,715)	(261,238)	(8,532)
Other receivables (the outstanding receivables of consideration, net of relevant expenditure)	(10,533,600)	—	—

	$23,779,818	$2,093,700	$68,377